Change in Working Capital	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Change in Working Capital
29.	CHANGE IN WORKING CAPITAL

	UNITED STATES DOLLAR
	2017	2016 Restated[1]	2015 Restated[1]

Inventories	(55.1)	(39.2)	47.5
Trade and other receivables	(2.2)	2.8	36.5
Trade and other payables	(12.1)	34.1	(40.7)

Total change in working capital	(69.4)	(2.3)	43.3